Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Benefit Plan
Defined contribution plan, employer matching contribution, percent of match on first 3% of base salary	100.00%
Defined contribution plan, employer matching contribution, first tranche, percent of employees' gross pay	3.00%
Defined contribution plan, employer matching contribution, percent of match on next 2% of base salary	50.00%
Defined contribution plan, employer matching contribution, second tranche, percent of employees gross pay	2.00%
Defined benefit plan, accumulated benefit obligation	$ 52,000	$ 37,000